Adoption of IFRS 16 Leases - Summary of Detailed Impact on Balance Sheet (Detail) - USD ($) $ in Millions		Jun. 30, 2019	[1]	Mar. 31, 2019	[3]	Jan. 01, 2019	Dec. 31, 2018		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets		$ 23,471					$ 23,586
Property, plant and equipment		239,066					223,175
Joint ventures and associates		25,536					25,329
Investments in securities		2,983					3,074
Deferred tax		11,977					12,097
Retirement benefits		3,963					6,051
Trade and other receivables		8,036					7,826
Derivative financial instruments	[2]	762					574
Non-current assets		315,794					301,712
Current assets
Inventories		24,465					21,117
Trade and other receivables		43,139					42,431
Derivative financial instruments	[2]	7,022					7,193
Cash and cash equivalents		18,470	[3]	$ 21,470			26,741	[3]	$ 19,468	$ 21,927	$ 20,312
Current assets		93,096					97,482
Total assets		408,891					399,194
Non-current liabilities
Debt		76,029					66,690
Trade and other payables		2,188					2,735
Derivative financial instruments	[2]	970					1,399
Deferred tax		14,368					14,837
Retirement benefits		13,419					11,653
Decommissioning and other provisions		21,345					21,533
Non-current liabilities		128,319					118,847
Current liabilities
Debt		16,617					10,134
Trade and other payables		49,347					48,888
Derivative financial instruments	[2]	5,761					7,184
Taxes payable		8,720					7,497
Retirement benefits		417					451
Decommissioning and other provisions		3,455					3,659
Current liabilities		84,317					77,813
Total liabilities		212,636					196,660
Equity attributable to Royal Dutch Shell plc shareholders		192,278					198,646
Non-controlling interest		3,977					3,888
Total equity		196,254					202,534		$ 201,240		$ 197,762
Total liabilities and equity		$ 408,891					399,194
Leases [Member]
Non-current assets
Intangible assets						$ 23,586	23,586
Property, plant and equipment						238,733	223,175
Joint ventures and associates						25,329	25,329
Investments in securities						3,074	3,074
Deferred tax						12,097	12,097
Retirement benefits						6,051	6,051
Trade and other receivables						7,012	7,826
Derivative financial instruments						574	574
Non-current assets						316,456	301,712
Current assets
Inventories						21,117	21,117
Trade and other receivables						42,500	42,431
Derivative financial instruments						7,193	7,193
Cash and cash equivalents						26,741	26,741
Current assets						97,551	97,482
Total assets						414,007	399,194
Non-current liabilities
Debt						79,815	66,690
Trade and other payables						2,195	2,735
Derivative financial instruments						1,399	1,399
Deferred tax						14,837	14,837
Retirement benefits						11,653	11,653
Decommissioning and other provisions						21,186	21,533
Non-current liabilities						131,085	118,847
Current liabilities
Debt						13,046	10,134
Trade and other payables						48,865	48,888
Derivative financial instruments						7,184	7,184
Taxes payable						7,497	7,497
Retirement benefits						451	451
Decommissioning and other provisions						3,341	3,659
Current liabilities						80,384	77,813
Total liabilities						211,469	196,660
Equity attributable to Royal Dutch Shell plc shareholders						198,650	198,646
Non-controlling interest						3,888	3,888
Total equity						202,538	202,534
Total liabilities and equity						$ 414,007	399,194
IFRS 16 Impact [Member] | Leases [Member]
Non-current assets
Property, plant and equipment							15,558
Trade and other receivables							(814)
Non-current assets							14,744
Current assets
Trade and other receivables							69
Current assets							69
Total assets							14,813
Non-current liabilities
Debt							13,125
Trade and other payables							(540)
Decommissioning and other provisions							(347)
Non-current liabilities							12,238
Current liabilities
Debt							2,912
Trade and other payables							(23)
Decommissioning and other provisions							(318)
Current liabilities							2,571
Total liabilities							14,809
Equity attributable to Royal Dutch Shell plc shareholders							4
Total equity							4
Total liabilities and equity							$ 14,813

[1]	See Note 8 “Adoption of IFRS Leases”.
[2]	See Note 6 “Derivative financial instruments and debt excluding finance lease liabilities”.
[3]	See Note 8 “Adoption of IFRS 16 Leases”.